Trade and other receivables (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 5,700	$ 5,700
Decrease in trade and other receivables		5,700
Final settlement on disposals of investment	700
Total deposits from customers					$ 504	$ 504
Total current inventories	2,368	2,368	$ 2,115	$ 1,600	1,887	1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Total deposits from customers					500	500
Total current inventories					$ 400	$ 400
UAE [member]
IfrsStatementLineItems [Line Items]
UAE investments	$ 1,000	$ 1,000